Segment Revenue and Expenses - Summary of Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Impairment losses		$ (1,917)
Impairment reversals			$ 900
Profit/(loss) before tax and net finance costs	$ 4,514	3,307	9,186
Operating revenue	13,179	13,994	16,817
Gross profit	5,678	6,475	10,277
Other income	624	322	735
Amortisation of intangible assets	(40)	(2)
Depreciation of lease assets	(300)	(350)
Operating segments [member]
Disclosure of operating segments [line items]
Impairment losses		(1,917)
Impairment reversals			900
Profit/(loss) before tax and net finance costs	4,514	3,307	9,186
Other revenue	236	193	202
Operating revenue	13,179	13,994	16,817
Cost of sales	(7,501)	(7,519)	(6,540)
Insurance	(25)	(60)	(43)
Gross profit	5,678	6,475	10,277
Other income	624	322	735
Exploration and evaluation expenditure	(320)	(279)	(296)
Amortisation of permit acquisition	(8)	(4)	(10)
Write-offs	(9)	(77)	(164)
Exploration and evaluation	(337)	(360)	(470)
General, administrative and other costs	(445)	(453)	(791)
Amortisation of intangible assets	(21)	(2)
Depreciation of lease assets	(210)	(179)	(140)
Restoration movement	(199)	(147)	(272)
Other	(576)	(432)	(1,053)
Other costs	(1,451)	(1,213)	(2,256)
Other expenses	(1,788)	(1,573)	(2,726)
Operating segments [member] | Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(4,523)	(3,956)	(2,798)
Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Impairment losses		(534)
Impairment reversals			900
Profit/(loss) before tax and net finance costs	4,614	4,487	9,415
Other revenue	197	18	(280)
Operating revenue	8,541	9,802	12,299
Cost of sales	(4,159)	(4,660)	(4,181)
Insurance	(27)	(41)	(35)
Gross profit	4,382	5,142	8,118
Other income	568	160	722
Exploration and evaluation expenditure	(44)	(24)	(20)
Amortisation of permit acquisition		0	(1)
Write-offs	(3)	(31)
Exploration and evaluation	(47)	(55)	(21)
General, administrative and other costs			(13)
Depreciation of lease assets	(58)	(50)	(49)
Restoration movement	(176)	(125)	(234)
Other	(55)	(51)	(8)
Other costs	(289)	(226)	(304)
Other expenses	(336)	(281)	(325)
Operating segments [member] | Australia Segment [Member] | External Customers [member]
Disclosure of operating segments [line items]
Operating revenue	(23)	(166)	(455)
Operating segments [member] | Australia Segment [Member] | Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(2,621)	(2,754)	(2,326)
Operating segments [member] | International Segment [Member]
Disclosure of operating segments [line items]
Impairment losses		(1,383)
Profit/(loss) before tax and net finance costs	601	(808)	125
Other revenue	(7)	(15)	(5)
Operating revenue	3,405	2,549	1,570
Cost of sales	(2,472)	(1,689)	(837)
Insurance	(9)	(11)	(7)
Gross profit	933	860	733
Other income	50	54	4
Exploration and evaluation expenditure	(276)	(253)	(277)
Amortisation of permit acquisition	(8)	(4)	(9)
Write-offs	(6)	(46)	(164)
Exploration and evaluation	(290)	(303)	(450)
General, administrative and other costs			(21)
Depreciation of lease assets	(1)	(14)	(11)
Restoration movement	6	(22)	(46)
Other	(97)		(84)
Other costs	(92)	(36)	(162)
Other expenses	(382)	(339)	(612)
Operating segments [member] | International Segment [Member] | External Customers [member]
Disclosure of operating segments [line items]
Operating revenue	(7)	(15)	(5)
Operating segments [member] | International Segment [Member] | Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(1,848)	(1,168)	(439)
Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Profit/(loss) before tax and net finance costs	427	375	848
Other revenue	46	190	487
Operating revenue	1,233	1,643	2,948
Cost of sales	(821)	(1,110)	(1,620)
Gross profit	412	533	1,328
Other income	23	26	5
General, administrative and other costs			(10)
Depreciation of lease assets	(101)	(75)
Other	93	(109)	(475)
Other costs	(8)	(184)	(485)
Other expenses	(8)	(184)	(485)
Operating segments [member] | Marketing [member] | External Customers [member]
Disclosure of operating segments [line items]
Operating revenue	30	181	460
Operating segments [member] | New energy/Corporate [Member]
Disclosure of operating segments [line items]
Profit/(loss) before tax and net finance costs	(1,128)	(747)	(1,202)
Cost of sales	(49)	(60)	98
Insurance	11	(8)	(1)
Gross profit	(49)	(60)	98
Other income	(17)	82	4
Exploration and evaluation expenditure		(2)	1
Exploration and evaluation		(2)	1
General, administrative and other costs	(445)	(453)	(747)
Amortisation of intangible assets	(21)	(2)
Depreciation of lease assets	(50)	(40)	(80)
Restoration movement	(29)		8
Other	(517)	(272)	(486)
Other costs	(1,062)	(767)	(1,305)
Other expenses	(1,062)	(769)	(1,304)
Operating segments [member] | New energy/Corporate [Member] | Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(54)	(34)	(33)
Liquefied natural gas [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	6,401	8,165	11,289
Liquefied natural gas [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	5,361	6,867	8,855
Liquefied natural gas [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	1,040	1,298	2,434
Pipeline gas [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	1,349	1,374	1,362
Pipeline gas [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	1,119	1,088	1,086
Pipeline gas [member] | Operating segments [member] | International Segment [Member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	230	286	276
Crude oil and condensate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	4,887	3,981	3,758
Crude oil and condensate [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	1,668	1,611	2,467
Crude oil and condensate [member] | Operating segments [member] | International Segment [Member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	3,143	2,246	1,273
Crude oil and condensate [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	76	124	18
Natural gas liquids [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	306	281	206
Natural gas liquids [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	196	218	171
Natural gas liquids [member] | Operating segments [member] | International Segment [Member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	39	32	26
Natural gas liquids [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	71	31	9
Revenue from sale of hydrocarbons [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	12,943	13,801	16,615
Revenue from sale of hydrocarbons [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	8,344	9,784	12,579
Revenue from sale of hydrocarbons [member] | Operating segments [member] | International Segment [Member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	3,412	2,564	1,575
Revenue from sale of hydrocarbons [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products	1,187	1,453	2,461
Processing and services revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other revenue	220	184	175
Processing and services revenue [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Other revenue	220	184	175
Shipping and other revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other revenue	16	9	27
Shipping and other revenue [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Other revenue	16	9	27
Production costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(1,579)	(1,562)	(1,281)
Production costs [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(1,051)	(1,173)	(975)
Production costs [member] | Operating segments [member] | International Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(528)	(389)	(313)
Production costs [member] | Operating segments [member] | New energy/Corporate [Member]
Disclosure of operating segments [line items]
Cost of sales			7
Royalties excise and levies [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(372)	(503)	(596)
Royalties excise and levies [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(349)	(462)	(540)
Royalties excise and levies [member] | Operating segments [member] | International Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(23)	(41)	(39)
Royalties excise and levies [member] | Operating segments [member] | New energy/Corporate [Member]
Disclosure of operating segments [line items]
Cost of sales			(17)
Inventory movement [member] | Operating segments [member]
Disclosure of operating segments [line items]
Inventory movement	84	(37)	41
Inventory movement [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Inventory movement	55	(40)	44
Inventory movement [member] | Operating segments [member] | International Segment [Member]
Disclosure of operating segments [line items]
Inventory movement	29	3	(3)
Costs of production [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(1,892)	(2,162)	(1,879)
Costs of production [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(1,372)	(1,716)	(1,506)
Costs of production [member] | Operating segments [member] | International Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(531)	(438)	(362)
Costs of production [member] | Operating segments [member] | New energy/Corporate [Member]
Disclosure of operating segments [line items]
Cost of sales	11	(8)	(11)
Shipping and direct sales costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(305)	(319)	(279)
Shipping and direct sales costs [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(89)	(164)	(312)
Shipping and direct sales costs [member] | Operating segments [member] | International Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(86)	(83)	(36)
Shipping and direct sales costs [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales	(130)	(54)	(73)
Shipping and direct sales costs [member] | Operating segments [member] | New energy/Corporate [Member]
Disclosure of operating segments [line items]
Cost of sales		(18)	142
Trading costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(695)	(1,068)	(1,777)
Trading costs [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(4)	(12)	(14)
Trading costs [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales	(691)	(1,056)	(1,763)
Other hydrocarbon costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(51)	(7)	(19)
Other hydrocarbon costs [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(51)	(7)	(19)
Other cost of sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(35)	(7)	(4)
Other cost of sales [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(22)	(7)	(4)
Other cost of sales [member] | Operating segments [member] | International Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(7)
Other cost of sales [member] | Operating segments [member] | New energy/Corporate [Member]
Disclosure of operating segments [line items]
Cost of sales	(6)
Movement in onerous contract provision [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales			216
Movement in onerous contract provision [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales			216
Total other cost of sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales	(1,086)	(1,401)	(1,863)
Total other cost of sales [member] | Operating segments [member] | Australia Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(166)	(190)	(349)
Total other cost of sales [member] | Operating segments [member] | International Segment [Member]
Disclosure of operating segments [line items]
Cost of sales	(93)	(83)	(36)
Total other cost of sales [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales	(821)	(1,110)	(1,620)
Total other cost of sales [member] | Operating segments [member] | New energy/Corporate [Member]
Disclosure of operating segments [line items]
Cost of sales	$ (6)	$ (18)	$ 142